Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Discount rate	2.54%	2.57%
Salary increase rate	2.37%	2.74%
Expected long-term rate of return on funds for the pension expense of the following year	4.23%	4.24%
Net periodic benefit cost, Discount rate	2.57%	3.19%	3.03%
Net periodic benefit cost, Salary increase rate	2.74%	3.07%	2.65%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.24%	4.44%	4.76%